UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar year or Quarter Ended: 03/31/2013

Check here if Amendment [x]: Amendment Number: __1___
This Amendment (Check only one): [x] is a restatement
[ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name: Summit Global Management, Inc.

Address:9191 Towne Centre Drive
Suite 210
San Diego, CA 92122

Form 13F File number 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Paul Ang
858-736-0914

Signature, Place, and Date of Signing:

____________________________  _____________________  ___________
(Signature)                   (City, State)			(Date)

Report Type (check only one):
[X] 13F Holdings Report (if all holdings of this reporting manager are reported)
[ ] 13F Notice (if no holdings reported are in this report-all holdings reported by another manager)
[ ] 13F Combination Report (if a portion of the holdings for this reporting manager are reported and a portion are reported by another manager)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: ______22______________

Form 13F Information Table Value Total: __$124705_____________
								(Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Water Works		COM		030420103    11910 292829.000 SH     Sole	        292829.000
California Water Service Group  COM		20441A102    11267 574257.000 SH     Sole               574257.000
Pentair Inc (PNR)               COM             709631105     8558 164377.000 SH     Sole               164377.000
Itron, Inc (ITRI)               COM             465741106     7624 174807.000 SH     Sole               174807.000
Flowserve Corp (FLS)            COM             34354P105     8014  48492.000 SH     Sole    		 48492.000
Aqua America, Inc (WTR)         COM             03836W103     8006 260042.000 SH     Sole		260042.000
SJW Corp (SJW)                  cOM             784305104     7778 297620.000 SH     Sole               297620.000
Tetra Tech, Inc. (TTEK)         COM             88162G103     7176 238443.000 SH     Sole		238443.000
Ashland Inc (ASH)               COM		044209104     6748  91991.000 SH     Sole                91991.000
Xylem, Inc. (XYL)               COM             98419M100     6690 246010.000 SH     Sole               246010.000
CIA Saneamento Basico ADR(SBS)  COM		20441A102     6502 138105.000 SH     Sole               138105.000
Watts Water Technoligies (WTS)  COM		942749102     6336 134521.000 SH     Sole		134521.000
Layne Christensen Co. (LAYN)    COM             521050104     5548 276173.000 SH     Sole               276173.000
Aegion Inc (AEGN)               COM             00770F104     5206 227275.000 SH     Sole               227275.000
Mueller Industries, Inc(MLI)	COM		624756102     4661  88647.000 SH     Sole		 88647.000
Consolidated Water Company(CWCO)COM             G23773107     4098 419397.000 SH     Sole               419397.000
Artesian Resources Corp.(ARTNA) COM		043113208     3519 156590.000 SH     Sole               156590.000
Connecticut Water Service, Inc  COM		207797101     3398 116251.000 SH     Sole		116251.000
Powershares Global Water (PIO)  COM             73936T623      279  14526.000 SH     Sole                14526.000
Gunagdong Investment (GGDVY)	COM		400654208      253   5728.000 SH     Sole		  5728.000
Kurita Water Industires (KTWIF) COM             J37221116      238  10773.000 SH     Sole                10773.000
Suez Environment ADR (SZEVY)    COM		864691100      210  32932.000 SH     Sole                32932.000
